INCOME TAXES	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
INCOME TAXES
NOTE 6 - INCOME TAXES

Deferred tax assets are comprised of the following:

	September 30,	December 31,
	2012	2011

Federal net operating loss carry forwards	$4,716,000	$4,455,000
State and city net operating loss carry forwards,
net of federal tax benefit	1,347,000	1,272,000
	6,063,000	5,727,000
Less: Valuation allowance	(6,063,000)	(5,727,000)
Total	$-	$-

Management has determined, based on the Company's current condition that a full valuation allowance is appropriate at September 30, 2012 and December 31, 2011.

At September 30, 2012, the Company had federal net operating loss carry forwards of approximately $13,474,000, expiring in various amounts from fiscal year 2012 to fiscal year 2032.

Current United States income tax law limits the amount of loss available to offset against future taxable income when a substantial change in ownership occurs.

NOTE 6 - INCOME TAXES

Deferred tax assets are comprised of the following:

	December 31,
	2011	2010
Federal net operating loss
carry forwards	4,455,000	$3,995,000
State and city net operating loss
carry forwards, net of
federal tax benefit	1,272,000	1,168,000
	5,727,000	5,163,000
Less: Valuation allowance	5,727,000	5,163,000
Total	$-	$-

Management has determined, based on the Company's current condition that a full valuation allowance is appropriate at December 31, 2011.

At December 31, 2011, the Company had federal net operating loss carry forwards of approximately $12,728,000, expiring in various amounts from fiscal year 2012 to fiscal year 2031.

Current United States income tax law limits the amount of loss available to offset against future taxable income when a substantial change in ownership occurs.